SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Impact of Adopting ASC 606 on Audited Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accounts receivable	$ 60,666		$ 16,911
Deferred contract costs, prepaid expenses and other current assets	21,853		37,772
Customer advances	561		21,828
Deferred Revenue	3,947		7,286
Accumulated earnings	(1,212,790)		$ (1,226,173)
Balance Without Adoption of ASC 606
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accounts receivable	31,060
Deferred contract costs, prepaid expenses and other current assets	73,120
Customer advances	26,582
Deferred Revenue	3,826
Accumulated earnings	(1,217,029)
ASU 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deferred contract costs, prepaid expenses and other current assets		$ 27,926
Customer advances		6,605
Deferred Revenue		4,743
Accumulated earnings		(1,217,610)
ASU 2014-09 | Effect of Change Higher/(Lower)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accounts receivable	(29,606)
Deferred contract costs, prepaid expenses and other current assets	51,267	(9,846)
Customer advances	(26,021)	(15,223)
Deferred Revenue	121	(2,543)
Accumulated earnings	$ 4,239	$ 8,563